Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2012	2011
Land	-	$1,689	$1,689
Buildings and improvements	10-45	28,939	28,054
Central office equipment[1]	3-10	86,185	83,824
Cable, wiring and conduit	10-50	80,338	78,431
Other equipment	5-20	61,387	53,104
Software	3-5	7,957	10,041
Under construction	-	4,412	5,136
		270,907	260,279
Accumulated depreciation and amortization		161,140	153,192
Property, plant and equipment - net		$109,767	$107,087
[1]	Includes certain network software.